Average Annual Total Returns{- Fidelity Minnesota Municipal Income Fund} - 12.31 Fidelity Minnesota Municipal Income Fund PRO-08 - Fidelity Minnesota Municipal Income Fund	Fidelity Minnesota Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Minnesota Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Minnesota Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Minnesota Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	F1732 Past 1 year	F1732 Past 5 years	F1732 Past 10 years
Total	4.65%	3.38%	3.85%	4.60%	3.32%	3.78%	3.66%	3.15%	3.61%	5.21%	3.91%	4.63%	5.12%	3.53%	4.01%